Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of financial information of the Company's VIEs and VIEs' subsidiaries, including total assets, total liabilities, total equity, net revenues, total operating expenses, net income attributable to the Company and cash flows after intercompany eliminations

	As of December 31,
	2016	2017
	RMB	RMB
Total assets	3,396,705	5,520,550
Current Liabilities:
Accounts payable	(22,471)	(87,926)
Advances from customers	(1,211,643)	(965,275)
Accrued expenses and other current liabilities	(1,257,667)	(1,618,716)
Amounts due to related parties	(591)	(616)
Deferred income	(16,222)	(54,543)

Total current liabilities	(2,508,594)	(2,727,076)

Deferred tax liability	(4,904)	(4,224)
Deferred income	(1,928)	(838)

Total liabilities	(2,515,426)	(2,732,138)

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	7,388,637	5,500,226	1,583,466
Total operating expenses	(1,542,401)	(1,740,370)	(5,243,573)
Net income	226,986	230,954	(3,784,932)

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash used in operating activities (Note a)	(1,363,805)	(1,192,894)	(801,931)
Net cash provided by investing activities	1,018,250	626,798	1,435,001
Net cash provided by (used in) financing activities	809,740	(108,779)	1,144,728

Note a:	Cash flows used in operating activities in 2015, 2016 and 2017 include amounts due from (to) the Group's subsidiaries of RMB1,649,956, RMB(994,474) and RMB1,526,148.

Schedule of classification and estimated useful lives of plant and equipment

Classification	Estimated useful life
Buildings	20 years
Furniture, fixtures and equipment	2 to 10 years
Leasehold improvements	Shorter of lease term or the estimated useful life of lease improvements
Motor vehicles	5 years
Software	3 years

Schedule of estimated economic lives of the intangible assets
Classification	Estimated economic life
Customer relationships	4 - 14 years
Trademarks	2 - 5 years
Non-compete agreement	3 years
Domain names	2 - 3 years
Payment license	Indefinite life

Schedule of fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Available-for-sale investments—marketable equity securities	240,889	240,889	—	—
Available-for-sale investments—debt security	167,055	—	167,055	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Available-for-sale investments—marketable equity securities	352	352	—	—
Available-for-sale investments—debt security	145,930	—	145,930	—